UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY          August 15, 2011
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         29

Form 13F Information Table Value Total:        $259,040
                                              (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.

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

                                               FORM 13F INFORMATION TABLE
                                              Arrow Capital Management, LLC
                                                     June 30, 2011



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7    COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION      MGRS  SOLE  SHARED   NONE
--------------                 ---------------   ------      -------- --------  --- -----  -----------     ----  ----- -------  ----
COLGATE PALMOLIVE CO           COM               194162103   18,506     211,715 SH         SHARED-DEFINED  1            211,715
COLGATE PALMOLIVE CO           COM               194162103    5,462      62,482 SH         SHARED-DEFINED  2             62,482
COLGATE PALMOLIVE CO           COM               194162103   29,352     335,800     CALL   SHARED-DEFINED  1            335,800
COLGATE PALMOLIVE CO           COM               194162103    7,814      89,400     CALL   SHARED-DEFINED  2             89,400
DIAMOND HILL INVESTMENT GROU   COM NEW           25264R207    1,382      17,003 SH         SHARED-DEFINED  1             17,003
DIAMOND HILL INVESTMENT GROU   COM NEW           25264R207      102       1,260 SH         SHARED-DEFINED  2              1,260
GOOGLE INC                     CL A              38259P508    2,127       4,200 SH         SHARED-DEFINED  2              4,200
INTERVAL LEISURE GROUP INC     COM               46113M108   10,384     758,484 SH         SHARED-DEFINED  1            758,484
INTERVAL LEISURE GROUP INC     COM               46113M108    2,853     208,401 SH         SHARED-DEFINED  2            208,401
ISHARES INC                    MSCI SINGAPORE    464286673   19,312   1,406,564 SH         SHARED-DEFINED  1          1,406,564
ISHARES INC                    MSCI SINGAPORE    464286673    5,630     410,080 SH         SHARED-DEFINED  2            410,080
JOHNSON & JOHNSON              COM               478160104   28,943     435,100     CALL   SHARED-DEFINED  1            435,100
JOHNSON & JOHNSON              COM               478160104    9,612     144,500     CALL   SHARED-DEFINED  2            144,500
KRAFT FOODS INC                CL A              50075N104    4,763     135,200     CALL   SHARED-DEFINED  1            135,200
KRAFT FOODS INC                CL A              50075N104    1,585      45,000     CALL   SHARED-DEFINED  2             45,000
MASTERCARD INC                 CL A              57636Q104   24,902      82,638 SH         SHARED-DEFINED  1             82,638
MASTERCARD INC                 CL A              57636Q104    8,125      26,962 SH         SHARED-DEFINED  2             26,962
NOVARTIS A G                   SPONSORED ADR     66987V109   12,049     197,164 SH         SHARED-DEFINED  1            197,164
NOVARTIS A G                   SPONSORED ADR     66987V109    3,473      56,836 SH         SHARED-DEFINED  2             56,836
PRIMERICA INC                  COM               74164M108   19,199     873,857 SH         SHARED-DEFINED  1            873,857
PRIMERICA INC                  COM               74164M108    5,370     244,413 SH         SHARED-DEFINED  2            244,413
PROSHARES TR                   PSHS ULTRA DOW30  74347R305    6,462     102,465 SH         SHARED-DEFINED  1            102,465
PROSHARES TR                   PSHS ULTRA DOW30  74347R305    1,737      27,535 SH         SHARED-DEFINED  2             27,535
SELECT SECTOR SPDR TR          SBI CONS STPLS    81369Y308   17,039     545,600     CALL   SHARED-DEFINED  1            545,600
SELECT SECTOR SPDR TR          SBI CONS STPLS    81369Y308    5,646     180,800     CALL   SHARED-DEFINED  2            180,800
SPDR GOLD TRUST                GOLD SHS          78463V107      703       4,813 SH         SHARED-DEFINED  2              4,813
VALEANT PHARMACEUTICALS INTL   COM               91911K102    4,351      83,745 SH         SHARED-DEFINED  1             83,745
VALEANT PHARMACEUTICALS INTL   COM               91911K102    1,780      34,255 SH         SHARED-DEFINED  2             34,255
WD-40 CO                       COM               929236107      376       9,628 SH         SHARED-DEFINED  2              9,628

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